Oct. 19, 2018
SUPPLEMENT DATED OCTOBER 19, 2018
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund," under "Principal Investment Strategies," for the JNL Multi-Manager Small Cap Value Fund under the subheading "WCM Small Cap Value Strategy," please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management ("WCM") constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization ("small-cap") companies that WCM believes are undervalued. WCM considers small capitalization companies to be companies within the market capitalization range of the constituents of the Russell 2000 Index (between approximately $23 million and $9 billion as of December 31, 2017). Investments in companies that move outside the capitalization range may continue to be held by the Small Cap Value Strategy at WCM's discretion.